Document and Entity Information	Dec. 28, 2022
Details
Registrant CIK	0001791325
Registrant Name	Freedom Internet Group Inc.
SEC Form	8-K
Period End date	Dec. 28, 2022
Tax Identification Number (TIN)	66-0910894
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	PR
Entity File Number	000-56149
Entity Address, Address Line One	151 Calle San Francisco
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00901
City Area Code	855
Local Phone Number	422-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false